Convertible Debt (Tables)	3 Months Ended
Jan. 31, 2022
Financial Instruments [Abstract]
Summary of Convertible Debt

	January 31, 2022	October 31, 2021
	$	$
Principal of convertible note at beginning of period	100,000,000	—
Issuance of convertible notes	1,827,778	100,000,000
Principal of convertible note at end of period	101,827,778	100,000,000

Conversion feature at beginning of period	29,028,938	—
Conversion feature issued	—	27,681,043
Fair value (gain) loss on embedded derivative	(14,698,274)	1,347,895
Conversion feature at end of period	14,330,664	29,028,938

Debt component at beginning of period	71,848,900	—
Debt component issued	1,827,778	72,318,957
Transaction costs	—	(1,599,737)
Accrued interest paid in kind	(1,827,778)	—
Amortization of transaction costs	81,650	26,662
Accrued interest expense	1,799,906	641,667
Accretion expense	1,384,052	461,351
Debt component at end of period	75,114,508	71,848,900
Total Convertible Debt at end of period	89,445,172	100,877,838

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021	January 31, 2022
Risk free interest rate	1.06%	1.23%	1.66%
Expected life of options	5 years	4.92 years	4.67 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	68%
Share Price	12.56	12.94	7.58